Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of leases in the balance sheet

€ millions	12/31/2021	12/31/2020
Right-of-use assets
Right-of-use assets – land and buildings	1,800	1,816
Right-of-use assets – other property, plant, and equipment	40	41
Total right-of-use assets	1,840	1,857
/ Property, plant, and equipment	4,977	5,041
Right-of-use assets as % of / Property, plant, and equipment	37	37

Lease liabilities
Current lease liabilities	407	380
/ Current financial liabilities	4,528	2,348
Current lease liabilities as % of / Current financial liabilities	9	16

Non-current lease liabilities	1,736	1,740
/ Non-current financial liabilities	11,042	13,605
Non-current lease liabilities as % of / Non-current financial liabilities	16	13

Summary of leases in the income statement

€ millions	2021	2020
Lease expenses within operating profit
Depreciation of right-of-use assets	398	396